Significant Accounting Policies - Derivative Warrant Liabilities (Details) - Deerfield Healthcare Technology Acquisitions Corp - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Redeemable warrants
Class of Warrant or Right [Line Items]
Number of warrants issued	5,791,667	5,791,667
Public warrants
Class of Warrant or Right [Line Items]
Number of warrants issued	2,875,000	2,875,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants issued	2,916,667	2,916,667